Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Reconciliation of Changes in the Fair Value of Available for Sale Financial Assets
The following table summarizes revenues and associated expenses related to HMLP:

For the years ended December 31,	2025	2024
Revenues from Construction and Management Services	164	155
Transportation Expenses	258	278
The following table provides a reconciliation of changes in the fair value of private equity investments classified as FVOCI:

	2025	2024
Fair Value, Beginning of Year	219	131
Acquisitions	6	7
Transfer to Investments in Equity-Accounted Affiliates	(5)	—
Changes in Fair Value	(27)	81
Fair Value, End of Year	193	219

Summary of Unrealized Risk Management Positions
Summary of Risk Management Positions

	2025			2024
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Crude Oil, Condensate, Natural Gas and Refined Products	27	30	(3)	9	10	(1)
Power Contracts	2	—	2	6	—	6
Renewable Power Contracts	17	6	11	5	—	5
Foreign Exchange Rate Contracts	—	—	—	—	3	(3)
	46	36	10	20	13	7

Summary of Fair Value Hierarchy for Risk Management Assets and Liabilities Carried at Fair Value
The following table presents the Company’s fair value hierarchy for risk management assets and liabilities carried at fair value:

As at December 31,	2025	2024
Level 2 – Prices Sourced From Observable Data or Market Corroboration	(1)	2
Level 3 – Prices Sourced From Partially Unobservable Data	11	5
	10	7

Reconciliation of Changes in the Fair Value of Cenovus's Risk Management Assets and Liabilities
The following table provides a reconciliation of changes in the fair value of Cenovus’s risk management assets and liabilities:

	2025	2024
Fair Value of Contracts, Beginning of Year	7	12
Change in Fair Value of Contracts in Place at Beginning of Year	2	(20)
Change in Fair Value of Contracts Entered Into During the Year	23	(30)
Fair Value of Contracts Realized During the Year	(22)	46
Unrealized Foreign Exchange Gain (Loss) on U.S. Dollar Contracts	—	(1)
Fair Value of Contracts, End of Year	10	7

Summary of Offsetting Risk Management Positions

	2025			2024
	Risk Management			Risk Management
As at December 31,	Asset	Liability	Net	Asset	Liability	Net
Recognized Risk Management Positions
Gross Amount	80	70	10	38	31	7
Amount Offset	(34)	(34)	—	(18)	(18)	—
Net Amount	46	36	10	20	13	7

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax

For the years ended December 31,	2025	2024
Realized (Gain) Loss	(22)	46
Unrealized (Gain) Loss	(15)	12
(Gain) Loss on Risk Management	(37)	58
In respect of these financial instruments, the impact of changes in the Canadian per U.S. dollar exchange rate would have resulted in a change to the foreign exchange (gain) loss as follows:

As at December 31,	2025	2024
$0.05 Increase in the Canadian per U.S. Dollar Foreign Exchange Rate	215	196
$0.05 Decrease in the Canadian per U.S. Dollar Foreign Exchange Rate	(215)	(196)
The impact of fluctuating commodity prices and foreign exchange rates on the Company’s open risk management positions could have resulted in an unrealized gain (loss) impacting earnings before income tax as follows:

As at December 31, 2025	Sensitivity Range	Increase	Decrease
Crude Oil and Condensate Commodity Price	± US$10.00/bbl Applied to WTI, Condensate and Related Hedges	—	—
Crude Oil and Condensate Differential Price (1)	± US$2.50/bbl Applied to Differential Hedges Tied to Production	1	(1)
WCS (Hardisty) Differential Price	± US$2.50/bbl Applied to WCS Differential Hedges Tied to Production	13	(13)
Refined Products Commodity Price	± US$10.00/bbl Applied to Heating Oil and Gasoline Hedges	(4)	4
Natural Gas Commodity Price	± US$0.50/Mcf Applied to Natural Gas Hedges Tied to Production	—	—
Natural Gas Basis Price	± US$0.50/Mcf Applied to Natural Gas Basis Hedges	—	—
Power Commodity Price	± C$10.00/MWh (2) Applied to Power Hedges	39	(39)

As at December 31, 2024	Sensitivity Range	Increase	Decrease
Crude Oil and Condensate Commodity Price	± US$10.00/bbl Applied to WTI, Condensate and Related Hedges	—	—
Crude Oil and Condensate Differential Price (1)	± US$2.50/bbl Applied to Differential Hedges Tied to Production	20	(20)
WCS (Hardisty) Differential Price	± US$2.50/bbl Applied to WCS Differential Hedges Tie to Production	(6)	6
Refined Products Commodity Price	± US$10.00/bbl Applied to Heating Oil and Gasoline Hedges	(3)	3
Natural Gas Commodity Price	± $0.50/Mcf Applied to Natural Gas Hedges Tied to Production	—	—
Natural Gas Basis Price	± US$0.25/Mcf Applied to Natural Gas Basis Hedges	1	(1)
Power Commodity Price	± C$10.00/MWh (2) Applied to Power Hedges	46	(46)
U.S. to Canadian Dollar Exchange Rate	± $0.05 in the U.S. to Canadian Dollar Exchange Rate	24	(28)
(1)Excluding WCS at Hardisty.

Schedule Of Fair Value Of Contingent
The variable payment (Level 3) associated with the transaction with BP Canada Energy Group ULC to purchase the remaining 50 percent interest in Sunrise Oil Sands Partnership ended on August 31, 2024.

2024
Contingent Payments, Beginning of Year	164
Liabilities Settled or Payable	(194)
Re-measurement	30
Contingent Payments, End of Year	—